Intangible Assets (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Research and development expense	$ 3,835	$ 4,639
Impairment loss	$ 0	108,189
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Impairment loss		108,189
Cultivating and processing license | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Impairment loss		106,189
Brands
Disclosure of detailed information about intangible assets [line items]
Impairment loss		2,000
Brands | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Impairment loss		$ 2,000